UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F COVER PAGE

Report for the calendar Year or Quarter Ended: 09/30/2011

Check Here if Amendment [X ]; Amendment Number: 1
This Amendment (Check only one)
[X ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name: PIM Gestion France
Address: c/o Philippe Investment Management, Inc.
		Two Penn Plaza, Suite 1920
 		New York, NY 10121

Form 13F File Number: 28-14505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:
Name: Patricia Reischour
Title: Treasurer, Philippe Investment Management, Inc.
Phone: 212.991.6224

Signature, Place and Date of Signing:
Patricia Reischour		New York, NY		December 14, 2011

Report Type (Check only one):
[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.
List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value:  (thousands) $327485

List of Other Included Managers: None



FORM 13F INFORMATION TABLE

                                                          VALUE     SHRS     SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGER    SOLE  SHARED NONE
Actuant                       CL A            00508X203    10783.5  546000   SH        SOLE        NONE    546000
Air Prods & Chems Inc         COM             009158106     9508.1  124500   SH        SOLE        NONE    124500
Airgas Inc                    COM             009363102     9126.3  143000   SH        SOLE        NONE    143000
Alexander & Baldwin Inc       COM             014482103     9753.3  267000   SH        SOLE        NONE    267000
Avnet Inc                     COM             053807103     1157.9   44400   SH        SOLE        NONE     44400
Cameron International Corp    COM	      13342B105     1977.3   47600   SH        SOLE        NONE     47600
Chevron Corp New              COM             166764100     6092.4   65800   SH        SOLE        NONE     65800
Citigroup Inc                 COM NEW         172967424     7874.1  307400   SH        SOLE        NONE    307400
Compass Minerals Intl Inc     COM             20451N101     9048.7  135500   SH        SOLE        NONE    135500
Covidien Plc                  SHS             G2554F105     2083.8   47250   SH        SOLE        NONE     47250
Deere & Co                    COM             244199105     8859.0  137200   SH        SOLE        NONE    137200
El Paso Corp                  COM             28336L109     9194.5  526000   SH        SOLD        NONE    526000
Exxon Mobil Corp              COM             30231G102    10342.5  142400   SH        SOLE        NONE    142400
Freeport-McMoran Copper & Go  COM             35671D857     6577.2  216000   SH        SOLE        NONE    216000
Gallagher Arthur J & Co       COM             363576109    11624.6  442000   SH        SOLE        NONE    442000
Genuine Parts Co              COM             372460105     9235.4  181800   SH        SOLE        NONE    181800
Home Depot Inc                COM             437076102     7067.1  215000   SH        SOLE        NONE    215000
Hospira Inc                   COM             441060100     1890.7   51100   SH        SOLE        NONE     51100
Hubbell Inc Cl B              COM             443510201     9462.1  191000   SH        SOLE        NONE    191000
ITT Corp New                  COM             450911102    10042.2  239100   SH        SOLE        NONE    239100
Life Technologies Corp        COM             52317V109    10068.7  262000   SH        SOLE        NONE    262000
Littelfuse Inc                COM             537008104     2292.0   57000   SH        SOLE        NONE     57000
Mettler Toledo International  COM             592688105     5458.4   39000   SH        SOLE        NONE     39000
New York Times Co             CL A            650111107     8837.0 1521000   SH        SOLE        NONE   1521000
Northern Oil & Gas Inc Nev    COM             665531109     2270.6  117100   SH        SOLE        NONE    117100
Pall Corp                     COM             696429307     9624.8  227000   SH        SOLE        NONE    227000
Patterson Companies Inc       COM             703395103     9774.3  341400   SH        SOLE        NONE    341400
Pentair Inc                   COM             709631105     9763.1  305000   SH        SOLE        NONE    305000
Plum Creek Timber Co. Inc     COM             729251108    10551.8  304000   SH        SOLE        NONE    304000
Regions Financial Corp New    COM             7591EP100     7505.8 2254000   SH        SOLE        NONE   2254000
RPM Intl Inc                  COM             749685103    11154.6  596500   SH        SOLE        NONE    596500
Schein Henry Inc              COM             806407102     7726.4  124600   SH        SOLE        NONE    124600
Senior Hsg Pptys Tr           SH BEN INT      81721M109     9456.1  439000   SH        SOLE        NONE    439000
Sherwin Williams Co           COM             824348106    10107.5  136000   SH        SOLE        NONE    136000
Simpson Manufacturing Co Inc  COM             829073105     9772.6  392000   SH        SOLE        NONE    392000
SPX Corp                      COM             784635104     8337.0  184000   SH        SOLE        NONE    184000
Thermo Fisher Scientific Inc  COM             883556102    12100.4  238950   SH        SOLE        NONE    238950
Urban Outfitters Inc          COM             917047102     8849.8  396500   SH        SOLE        NONE    396500
United Technologies Corp      COM             913017109     2079.1   29550   SH        SOLE        NONE     29550
Weatherford International LT  REG SHS         H27013103     1540.9  126200   SH        SOLE        NONE    126200
Western Un Co                 COM             959802109     9540.9  624000   SH        SOLE        NONE    624000
Williams Cos Inc Del          COM             969457100     8884.1  365000   SH        SOLE        NONE    365000

